Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2014
Balance Sheet Components [Abstract]
Inventories
Selected balance sheet components consist of the following:

(In millions)	December 31, 2014	December 31, 2013
Inventories:
Raw materials	$549.5	$482.8
Work in process	298.4	310.0
Finished goods	803.5	864.1
	$1,651.4	$1,656.9

Property, plant and equipment

Property, plant and equipment:
Land and improvements	$88.3	$75.1
Buildings and improvements	826.4	747.0
Machinery and equipment	1,739.3	1,698.4
Construction in progress	301.8	207.7
	2,955.8	2,728.2
Less accumulated depreciation	1,170.1	1,062.7
	$1,785.7	$1,665.5

Other current liabilities

(In millions)	December 31, 2014	December 31, 2013
Other current liabilities:
Legal and professional accruals, including litigation accruals	$81.8	$145.8
Payroll and employee benefit plan accruals	282.6	288.8
Accrued sales allowances	581.3	281.1
Accrued interest	63.8	68.5
Fair value of financial instruments	52.2	74.3
Other	372.4	538.1
	$1,434.1	$1,396.6